Long-Term Debt (Narrative) (Details) - USD ($) $ in Millions	2 Months Ended	12 Months Ended
	Feb. 21, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Extinguishment of Debt [Line Items]
Loss (gain) on early extinguishment of debt		$ (1)	$ 172	$ 122
FHLB Advances
Extinguishment of Debt [Line Items]
Extinguishment of long term debt			931	1,100
Loss (gain) on early extinguishment of debt			$ 172	$ 122
FHLB Advances | Subsequent Event
Extinguishment of Debt [Line Items]
Extinguishment of long term debt	$ 2,900
Loss (gain) on early extinguishment of debt	$ 392